Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 15,914	$ 12,856
Federal funds sold	46,050	68,507
Interest bearing bank deposits	46,265	2,140
Cash and cash equivalents	108,229	83,503
Securities available-for-sale	252,906	267,603
Loans held for sale	3,875	1,974
Loans, net of unearned income	408,495	402,954
Allowance for loan losses	(4,886)	(4,836)
Loans, net	403,609	398,118
Premises and equipment, net	11,029	10,807
Bank-owned life insurance	17,198	18,004
Other real estate owned	499	534
Other assets	8,888	8,688
Total assets	806,233	789,231
Deposits:
Noninterest-bearing	149,736	130,160
Interest-bearing	566,258	563,230
Total deposits	715,994	693,390
Federal funds purchased and securities sold under agreements to repurchase	2,912	4,681
Long-term debt	7,217	12,217
Accrued expenses and other liabilities	3,057	3,144
Total liabilities	729,180	713,432
Stockholders' equity:
Preferred stock	0	0
Common stock	39	39
Additional paid-in capital	3,765	3,763
Retained earnings	78,602	76,193
Accumulated other comprehensive income, net	1,285	2,443
Less treasury stock, at cost	(6,638)	(6,639)
Total stockholders' equity	77,053	75,799
Total liabilities and stockholders' equity	$ 806,233	$ 789,231